Liabilities due to customers - fair values of liabilities due to customers (Details)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)
Liabilities due to customers
Liabilities due to customers	$ 71,523,031	$ 21,092,985
BTC
Liabilities due to customers
Liabilities due to customers	44,446,410	13,500,282
ETH
Liabilities due to customers
Liabilities due to customers	3,443,643	4,123,677
SP$
Liabilities due to customers
Liabilities due to customers		2,049,063
USDT
Liabilities due to customers
Liabilities due to customers	15,417,869	783,549
USDC
Liabilities due to customers
Liabilities due to customers	7,648,337	609,864
XSGD
Liabilities due to customers
Liabilities due to customers	$ 566,772
Crypto token to currency ratio	1
Others
Liabilities due to customers
Liabilities due to customers		$ 26,550